Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Federal and State Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the federal and state income tax expense (benefit) of our taxable subsidiaries were summarized as follows:

	Years Ended December 31,
	2012	2011	2010
Current expense (benefit):
Federal	$(3)	$(1)	$1
State	6	17	9
Total	3	16	10
Deferred expense:
Federal	41	—	3
State	10	1	1
Total	51	1	4
Total income tax expense from continuing operations	$54	$17	$14

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Historically, our effective tax rate differed from the statutory rate primarily due to partnership earnings that are not subject to U.S. federal and most state income taxes at the partnership level. The completion of the Southern Union, Sunoco and Holdco transactions (see Note 3) significantly increased the activities conducted through corporate subsidiaries. A reconciliation of income tax expense (benefit) at the U.S. statutory rate to the income tax expense (benefit) attributable to continuing operations for the year ended December 31, 2012 is a as follows:

	Holdco (1)	Other Corporate Subsidiaries (2)	Partnership (3)	Consolidated
Income tax expense (benefit) at U.S. statutory rate of 35%	$(1)	$(3)	$—	$(4)
Increase (reduction) in income taxes resulting from:
Nondeductible executive compensation	28	—	—	28
State income taxes (net of federal income tax effects)	9	—	2	11
Other	17	2	—	19
Income Tax from continuing operations	$53	$(1)	$2	$54

(1)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

December 31,
2012
Net deferred income tax liability, beginning of year	$(214)
Southern Union acquisition	(1,428)
Sunoco acquisition	(1,989)
Tax provision (including discontinued operations)	(62)
Other	(3)
Net deferred income tax liability	$(3,696)

	December 31,
	2012	2011
Deferred tax assets:
Net operating losses and alternative minimum tax credit	$270	$4
Pension and other postretirement benefits	127	—
Long term debt	117	—
Other	290	4
Total deferred income tax assets	804	8
Valuation allowance	(94)	(3)
Net deferred income tax assets	710	5
Deferred income tax liabilities:
Properties, plants and equipment	(2,026)	(147)
Inventory	(516)	—
Investments in unconsolidated affiliates	(1,543)	(72)
Trademarks	(192)	—
Other	(129)	—
Total deferred income tax liabilities	(4,406)	(219)
Net deferred income tax liability	(3,696)	(214)
Less: current portion of deferred income tax asset (liabilities)	(130)	3
Accumulated deferred income taxes	$(3,566)	$(217)

ScheduleOfUnrecognizedTaxBenefits [Table Text Block]
The following table sets forth the changes in unrecognized tax benefits:

	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$2	$2	$1
Additions attributable to acquisitions	28	—	—
Additions attributable to tax positions taken in the current year	—	1	—
Additions attributable to tax positions taken in prior years	—	—	1
Lapse of statute	(3)	(1)	—
Balance at end of year	$27	$2	$2